JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.2%
Aerospace & Defense — 4.0%
Arconic, Inc.	559	8,974
General Dynamics Corp.	166	22,003
United Technologies Corp.	127	11,933

		42,910

Air Freight & Logistics — 0.6%
United Parcel Service, Inc., Class B	71	6,624

Airlines — 0.5%
Southwest Airlines Co.	155	5,516

Auto Components — 0.7%
Autoliv, Inc. (Sweden) (a)	165	7,601

Automobiles — 2.2%
General Motors Co.	1,142	23,727

Banks — 9.6%
Bank of America Corp.	1,478	31,386
Citigroup, Inc.	551	23,201
East West Bancorp, Inc.	223	5,738
Regions Financial Corp.	581	5,215
Wells Fargo & Co.	1,305	37,442

		102,982

Biotechnology — 1.5%
AbbVie, Inc.	119	9,036
Alexion Pharmaceuticals, Inc. *	80	7,138

		16,174

Building Products — 1.0%
Owens Corning	133	5,166
Trane Technologies plc	65	5,360

		10,526

Capital Markets — 6.6%
Ameriprise Financial, Inc.	175	17,924
BlackRock, Inc.	29	12,803
Charles Schwab Corp. (The)	344	11,575
Morgan Stanley	857	29,142

		71,444

Chemicals — 8.1%
Celanese Corp.	153	11,229
DuPont de Nemours, Inc.	275	9,360
Eastman Chemical Co.	227	10,588
FMC Corp.	553	45,134
Linde plc (United Kingdom)	35	6,055
Westlake Chemical Corp. (a)	111	4,252

		86,618

Diversified Financial Services — 4.0%
Berkshire Hathaway, Inc., Class B *	238	43,440

Electric Utilities — 1.0%
Edison International	201	10,991

Energy Equipment & Services — 0.3%
Baker Hughes Co.	312	3,274

Equity Real Estate Investment Trusts (REITs) — 4.8%
Healthpeak Properties, Inc.	307	7,332
JBG SMITH Properties	211	6,700
Realty Income Corp.	235	11,692
Ventas, Inc.	370	9,921
VEREIT, Inc.	1,227	6,001
Weingarten Realty Investors	710	10,240

		51,886

Food & Staples Retailing — 1.0%
BJ’s Wholesale Club Holdings, Inc. *	435	11,069

Food Products — 1.7%
Lamb Weston Holdings, Inc.	310	17,712

Health Care Equipment & Supplies — 6.1%
Becton Dickinson and Co.	160	36,809
Boston Scientific Corp. *	68	2,229
Zimmer Biomet Holdings, Inc.	264	26,715

		65,753

Health Care Providers & Services — 7.1%
Anthem, Inc.	120	27,336
Centene Corp. *	27	1,598
Cigna Corp.	139	24,699
CVS Health Corp.	149	8,822
McKesson Corp.	102	13,851

		76,306

Hotels, Restaurants & Leisure — 0.8%
InterContinental Hotels Group plc, ADR (United Kingdom) (a)	77	3,233
Royal Caribbean Cruises Ltd. (a)	164	5,285

		8,518

Household Durables — 0.3%
Lennar Corp., Class A	87	3,328

Insurance — 4.0%
American International Group, Inc.	439	10,653
Lincoln National Corp.	148	3,887
MetLife, Inc.	477	14,570
Prudential Financial, Inc.	274	14,266

		43,376

Interactive Media & Services — 0.6%
Alphabet, Inc., Class C *	5	6,163

IT Services — 2.0%
DXC Technology Co.	287	3,745
FleetCor Technologies, Inc. *	26	4,925
WEX, Inc. *	118	12,295

		20,965

Leisure Products — 0.1%
Brunswick Corp.	42	1,475

Machinery — 1.0%
Parker-Hannifin Corp.	54	7,057
Stanley Black & Decker, Inc.	41	4,130

		11,187

Media — 7.9%
Charter Communications, Inc., Class A *	50	21,597

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Comcast Corp., Class A	1,536	52,818
Discovery, Inc., Class A * (a)	236	4,592
Interpublic Group of Cos., Inc. (The)	337	5,451

		84,458

Metals & Mining — 0.3%
Alcoa Corp. *	472	2,906

Multiline Retail — 0.3%
Dollar Tree, Inc. *	46	3,372

Oil, Gas & Consumable Fuels — 5.7%
Chevron Corp.	403	29,165
ConocoPhillips	181	5,587
Diamondback Energy, Inc.	328	8,583
ONEOK, Inc. (a)	111	2,417
Pioneer Natural Resources Co.	222	15,573

		61,325

Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	485	27,050
Merck & Co., Inc.	202	15,519

		42,569

Real Estate Management & Development — 1.0%
Cushman & Wakefield plc *	909	10,669

Road & Rail — 0.5%
Norfolk Southern Corp.	38	5,592

Semiconductors & Semiconductor Equipment — 2.8%
First Solar, Inc. * (a)	133	4,803
Microchip Technology, Inc.	65	4,434
ON Semiconductor Corp. * (a)	1,703	21,188

		30,425

Specialty Retail — 3.1%
Best Buy Co., Inc.	276	15,704
Lowe’s Cos., Inc.	138	11,832
Murphy USA, Inc. *	67	5,635

		33,171

Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., Class A (a)	140	1,745

Tobacco — 1.8%
Philip Morris International, Inc.	260	18,948

TOTAL COMMON STOCKS (Cost $1,301,093)		1,044,745

	No. of Rights (000)
RIGHTS — 0.1%
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., CVR, expiring 12/31/2020 * (Cost $457)	214	814

	Shares (000)
SHORT-TERM INVESTMENTS — 5.2%
INVESTMENT COMPANIES — 2.1%
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (b) (c) (Cost $22,589)	22,596	22,599

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 3.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (b) (c)	15,691	15,688
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (b) (c)	17,342	17,342

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $33,028)		33,030

TOTAL SHORT-TERM INVESTMENTS (Cost $55,617)		55,629

Total Investments — 102.5% (Cost $1,357,167)		1,101,188
Liabilities in Excess of Other Assets — (2.5)%		(26,407)

Net Assets — 100.0%		1,074,781

Percentages indicated are based on net assets.

Abbreviations

ADR	American Depositary Receipt
CVR	Contingent Value Rights

(a)	The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 is approximately $26,694,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,101,188	$—	$—	$1,101,188

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (a) (b)	$11,520	$812,150	$801,069	$(11)	$9	$22,599	22,596	$450	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (a) (b)	—	140,200	124,500	(14)	2	15,688	15,691	111	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	—	206,540	189,198	—	—	17,342	17,342	73	—

Total	$11,520	$1,158,890	$1,114,767	$(25)	$11	$55,629		$634	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.